Summary of Significant Accounting Policies (Details 5)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Period Ended [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.76	7.75	7.75
Average Three Months [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.76	0	7.75
Average Six Months [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	7.77	0	7.75
Average Annual [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.75	0